INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

16.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2018	1,066	10,680	94	687	12,527
Additions	—	1,942	4	511	2,457
Acquisition	467	—	—	379	846
Deductions	(104)	(166)	(12)	(14)	(296)
Reclassifications/translations	3	24	10	8	45
Balance, December 31, 2019	1,432	12,480	96	1,571	15,579
Accumulated amortization and impairment losses:
Balance, December 31, 2018	(21)	(6,896)	(81)	(497)	(7,495)
Amortization	—	(1,165)	(357)	(145)	(1,667)
Deductions	—	71	2	14	87
Reclassifications/translations	—	(410)	343	9	(58)
Balance, December 31, 2019	(21)	(8,400)	(93)	(619)	(9,133)
Net book value	1,411	4,080	3	952	6,446

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2019	1,432	12,480	96	1,571	15,579
Additions	—	2,282	3	3	2,288
Deductions	—	(166)	—	(74)	(240)
Reclassifications/translations	(4)	92	(5)	(26)	57
Balance, December 31, 2020	1,428	14,688	94	1,474	17,684
Accumulated amortization and impairment losses:
Balance, December 31, 2019	(21)	(8,400)	(93)	(619)	(9,133)
Amortization	—	(1,545)	(9)	(176)	(1,730)
Impairment losses	(104)	—	—	—	(104)
Deductions	—	124	—	—	124
Reclassifications/translations	8	(42)	8	31	5
Balance, December 31, 2020	(117)	(9,863)	(94)	(764)	(10,838)
Net book value	1,311	4,825	0	710	6,846

(i)Goodwill resulted from the acquisition of Sigma (2008), Admedika (2010), data center PT Bina Data Mandiri ("BDM") (2012), Contact Centres Australia Pty. Ltd. (2014), PT Media Nusantara Data Global ("MNDG") (2015), Melon and PT Griya Silkindo Drajatmoerni ("GSDm") (2016), TSGN and Nutech (2017), SSI, CIP, and Telin Malaysia (2018), and PST (2019) (Note 1e).

(ii)As of December 31, 2020, the impairment of goodwill arising from the acquisition of Sigma, Contact Centres Australia Pty. Ltd., and platform Tiketapasaja.com amounted to Rp88 billion, Rp14 billion, and Rp2 billion, respectively. The impairment losses are presented as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income. As of December 31, 2018 and 2019, there were no impairment of goodwill.

(iii)The amortization is presented as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income. The remaining amortization periods of software range for the year ended December 31, 2018, 2019, and 2020 are from 1 to 5 years, 1 to 5 years, and 1 to 6 years, respectively.

(iv)As of December 31, 2019 and 2020, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp5,526 billion and Rp7,077 billion, respectively.